Other (expense) income - Schedule of Other Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Losses on retirements and disposals of property, plant and equipment and intangible assets	$ (83)	$ (9)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	(51)	138
Early debt redemption costs	(50)	(18)
Equity gains (losses) from investments in associates and joint ventures
Gain (loss) on investment	43	(53)
Operations	(38)	(19)
Gains on investments	3	18
Other	(18)	38
Total other (expense) income	$ (194)	$ 95